Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 1,076,827
Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	15,336
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	320,018
Less than 1 year [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,799
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	142,428
1 to 3 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	193,573
3 to 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	373
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	420,808
More than 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 13,164